EARNINGS/(LOSS) PER SHARE (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share
Net income/ (loss) | ¥	¥ (7,110,688)		¥ 13,487	¥ 6,452,554
Less: Net (income)/loss attributable to the non-controlling interests	2,751,476	$ 393,456	76,979	(3,005,111)
Less: Net (income) attributable to redeemable non-controlling interests	(85,882)	$ (12,281)	(35,926)
Net income attributable to JinkoSolar's ordinary shareholders | ¥	(4,445,094)		54,540	3,447,443
Numerator for diluted income/(loss) per share | ¥	¥ (4,445,094)		¥ (265,703)	¥ 3,441,869
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding | shares	208,412,077	208,412,077	208,607,597	207,705,476
Denominator for diluted calculation - weighted average number of ordinary shares outstanding | shares	208,412,077	208,412,077	209,981,840	226,113,084
Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders | ¥ / shares	¥ (21.33)		¥ 0.26	¥ 16.6
Diluted earnings/(loss) per share attributable to JinkoSolar's ordinary shareholders | ¥ / shares	¥ (21.33)		¥ (1.27)	¥ 15.23
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share
Dilutive effects of share options | shares				6,920,728
Convertible senior note payable
Antidilutive Securities Excluded from Computation of Earnings Per Share
Dilutive effects of convertible senior notes | ¥			¥ (320,243)	¥ (5,574)
Dilutive effects of convertible notes | shares			1,374,243	11,486,880